Reserves - Summary of tabular form of other reserves (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Foreign currency reserve	$ (773)	$ (750)	$ (742)
Share-based payments reserve	3,873	4,225	4,423
Other reserves	$ 3,100	$ 3,475	$ 3,681